RELATED PARTY TRANSACTIONS - Founder Shares (Details)				3 Months Ended
	Jan. 08, 2021 shares	Sep. 30, 2020 shares	Jan. 01, 2020 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2021 shares	Jun. 30, 2020 shares	Dec. 31, 2019 shares
Related Party Transaction [Line Items]
Sale of Public Shares (in shares)				8,009,041
Aggregate purchase price | $				$ 78,231,912
Maximum shares subject to forfeiture (in shares)		281,250				281,250
Common stock, shares issued		2,156,250			2,421,106	2,156,250
Common stock, shares outstanding		2,156,250			2,421,106	2,156,250
Over-allotment
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture (in shares)		281,250				281,250	281,250
Founder Shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Common stock, shares issued	2,002,260
Common stock, shares outstanding	2,002,260
Founder Shares | First Fifty Percent Of Shares
Related Party Transaction [Line Items]
Percentage of shares or warrants agreed not be transferred, assigned, sold or released from escrow			50.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Founder Shares | Remaining Fifty Percent Of Shares
Related Party Transaction [Line Items]
Percentage of shares or warrants agreed not be transferred, assigned, sold or released from escrow			50.00%
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Sale of Public Shares (in shares)			2,156,250
Aggregate purchase price | $			$ 25,000
Maximum shares subject to forfeiture (in shares)			153,990
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Number of shares subject to forfeiture (in shares)	153,990		253,125
Number of shares not subject to forfeiture	127,260
Sponsor | Founder Shares | Over-allotment
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture (in shares)			281,250
Sponsor | Chardan Healthcare Investments LLC | Founder Shares
Related Party Transaction [Line Items]
Sale of Public Shares (in shares)		215,625
Number of shares subject to forfeiture (in shares)			28,125